Taxes - Reconciliation of tax rate (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Difference between book and tax inflationary values and translation effects	(4.80%)	(5.00%)	(2.50%)
Annual inflation tax adjustment	7.70%	3.00%	0.20%
Difference between statutory income tax rates	0.20%	1.00%	0.90%
Non-deductible expenses	2.10%	3.80%	4.50%
Taxable (non-taxable) income	2.30%	2.90%	(1.00%)
Others	0.10%	(1.90%)	(0.70%)
Impairments		4.60%	0.90%
Adjustments for previous tax years		30.30%
Income tax credits	(1.50%)	(8.30%)
Tax Loss	(1.40%)	16.30%	0.10%
Consolidated Effective income tax rate	34.70%	76.70%	32.40%
Recognized deferred tax asset		$ 2,349
Effective income tax rate without extraordinary effects		42.90%